united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 04/30

Date of reporting period: 7/31/16

Item 1. Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 61.59%
	EQUITY FUNDS -61.59%
415,477	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	$ 18,285,143
219,994	Guggenheim S&P 500 Equal Weight ETF *	18,409,098
124,018	iShares Core S&P 500 ETF	27,078,090
168,015	iShares Core S&P Mid-Cap ETF *	26,139,774
157,312	iShares Core S&P Small-Cap ETF	19,193,637
279,337	iShares S&P 500 Growth ETF *	34,067,941
583,539	iShares S&P 500 Value ETF	55,652,114
188,369	Vanguard S&P 500 ETF	37,538,174
	TOTAL EXCHANGE TRADED FUNDS (Cost - $223,097,962)	236,363,971

	MUTUAL FUNDS - 38.28%
	EQUITY FUNDS - 38.28%
779,033	American Beacon Bridgeway Large Cap Value Fund - Institutional Class	19,156,432
2,024,766	DoubleLine Shiller Enhanced CAPE - Institutional Class	26,909,145
813,279	Glenmede Large Cap Core Portfolio - Institutional Class	18,632,229
622,963	Goldman Sachs Large Cap Growth Insights Fund - Institutional Class	15,443,258
929,363	JPMorgan Disciplined Equity Fund - Institutional Class	21,180,172
380,779	Vanguard Strategic Equity Fund - Investor Class	11,533,806
330,044	Vanguard Structured Broad Market Fund - Institutional Class	11,129,079
368,140	Vanguard Structured Large Cap Equity Fund - Institutional Class	15,252,051
229,476	Wells Fargo Advantage Special Mid CapValue Fund - Institutional Class	7,643,859
	TOTAL MUTUAL FUNDS (Cost - $142,680,830)	146,880,031

	SHORT-TERM INVESTMENTS - 8.04%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 5.74%
22,025,803	Dreyfus Government Cash Management - Institutional Class, 0.25%**	22,025,803
	MONEY MARKET FUND - 2.30%
8,823,000	Milestone Treasury Obligations Fund - Institutional Class, 0.15%** (a)	8,823,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $30,848,803)	30,848,803

	TOTAL INVESTMENTS - 107.91% (Cost - $396,627,595) (b)	$ 414,092,805
	OTHER ASSETS AND LIABILITIES - NET - (7.91)%	(30,352,324)
	TOTAL NET ASSETS - 100.00%	$ 383,740,481

ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $21,543,600 at July 31, 2016.
** Money market fund; interest rate reflects seven day effective yield on July 31, 2016.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $396,840,555 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 19,204,369
	Unrealized depreciation	(1,952,119)
	Net unrealized appreciation	$ 17,252,250

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.32%
	CONSUMER DEFENSIVE - 5.71%
157,523	Consumer Staples Select Sector SPDR Fund *	$ 8,614,933
34,759	First Trust Consumer Staples AlphaDEX Fund *	1,705,624
		10,320,557
	ENERGY - 9.25%
182,490	Energy Select Sector SPDR Fund*	12,299,826
178,073	First Trust North American Energy Infrastructure Fund *	4,423,333
		16,723,159
	FINANCIAL SERVICES - 4.87%
72,548	SPDR S&P Insurance ETF *	5,215,476
72,707	Vanguard Financials ETF *	3,577,911
		8,793,387
	HEALTH & BIOTECHNOLOGY - 12.84%
188,486	Health Care Select Sector SPDR Fund *	14,183,572
12,314	iShares Nasdaq Biotechnology ETF *	3,564,164
37,857	iShares U.S. Medical Devices ETF *	5,447,622
		23,195,358
	INDUSTRIAL - 4.77%
148,390	Industrial Select Sector SPDR Fund *	8,612,556

	LARGE CAP GROWTH & INCOME - 7.04%
271,224	iShares Edge MSCI Min Vol USA ETF	12,717,693

	LARGE CAP VALUE - 10.83%
159,288	iShares S&P 500 Value ETF	15,191,297
155,621	PowerShares S&P 500 Ex-Rate Sensitive Low Volatility Portfolio	4,368,281
		19,559,578
	LEISURE - 9.16%
202,816	Consumer Discretionary Select Sector SPDR Fund	16,555,870

	MATERIALS - 3.29%
121,934	Materials Select Sector SPDR Fund *	5,940,624

	MID CAP GROWTH & INCOME - 3.95%
178,644	PowerShares S&P MidCap Low Volatility Portfolio	7,131,468

	REAL ESTATE - 3.05%
143,798	Powershares KBW Premium Yield Equity REIT Portfolio	5,515,516

	SMALL CAP GROWTH & INCOME - 2.93%
138,563	PowerShares S&P SmallCap Low Volatility Portfolio	5,301,420

	TECHNOLOGY - 17.67%
687,328	Technology Select Sector SPDR Fund	31,933,259

	UTILITY - 3.96%
145,920	First Trust ISE Water Index Fund	5,359,642
34,349	Utilities Select Sector SPDR Fund*	1,790,270
		7,149,912

	TOTAL EXCHANGE TRADED FUNDS (Cost - $165,585,435)	179,450,357

	SHORT-TERM INVESTMENTS - 41.97%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 41.11%
31,778,665	Dreyfus Government Cash Management - Institutional Class, 0.25%**	31,778,665
42,500,000	Milestone Treasury Obligations Portfolio - Institutional Class, 0.15%** (a)	42,500,000
		74,278,665
	MONEY MARKET FUND - 0.86%
1,552,898	Milestone Treasury Obligations Portfolio - Institutional Class, 0.15%** (a)	1,552,898

	TOTAL SHORT-TERM INVESTMENTS (Cost - $75,831,563)	75,831,563

	TOTAL INVESTMENTS - 141.293% (Cost - $241,416,998) (b)	$ 255,281,920
	OTHER ASSETS AND LIABILITIES - NET - (41.29)%	(74,599,500)
	TOTAL NET ASSETS - 100.00%	$ 180,682,420

ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $72,820,679 at July 31, 2016.
** Money market fund; interest rate reflects seven day effective yield on July 31, 2016.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $241,416,998 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 13,864,922
	Unrealized depreciation	-
	Net unrealized appreciation	$ 13,864,922

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2016

Shares	Description	Value
	MUTUAL FUNDS - 97.96%
	EQUITY FUNDS - 97.96%
675,370	Brown Advisory - WMC Strategic European Equity Fund - Institutional Class	$ 6,956,310
343,587	FMI International Fund - Retail Class	10,286,984
44,925	Janus Global Life Sciences Fund - Institutional Class	2,307,331
483,826	JOHCM International Select Fund - Institutional Class	9,366,868
370,465	Matthews Japan Fund - Institutional Class ^	7,598,241
272,868	MFS International Value Fund - Institutional Class	10,590,015
418,377	Oberweis International Opportunities Fund - Retail Class	9,200,114
255,887	T Rowe Price International Funds - European Stock Fund - Retail Class	4,690,413
278,294	Thornburg Global Opportunities Fund - Institutional Class	6,768,110
	TOTAL MUTUAL FUNDS (Cost - $66,603,215)	67,764,386

	SHORT-TERM INVESTENTS - 5.15%
	MONEY MARKET FUND - 5.15%
3,563,188	Milestone Treasury Obligations Fund, 0.15%** (a) (Cost - $3,563,188)	3,563,188

	TOTAL INVESTMENTS - 103.11% (Cost - $70,166,403) (b)	$ 71,327,574
	OTHER ASSETS AND LIABILITIES - NET - (3.11)%	(2,148,954)
	TOTAL NET ASSETS - 100.00%	$ 69,178,620

^ Non-Income producing security.
** Money market fund; interest rate reflects seven day effective yield on July 31, 2016.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,167,184 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 2,867,785
	Unrealized depreciation	(1,707,395)
	Net unrealized appreciation	$ 1,160,390

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 10.30%
	DEBT FUNDS - 10.30%
28,623	iShares National Muni Bond ETF *	$ 3,253,290
100,735	SPDR Barclays Intermediate Term Corporate Bond ETF	3,527,740
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,585,181)	6,781,030

	MUTUAL FUNDS - 89.11%
	ASSET ALLOCATION FUND - 7.67%
458,527	Touchstone Flexible Income Fund - Institutional Class	5,048,380

	DEBT FUNDS - 81.44%
441,049	BlackRock Total Return Fund - Institutional Class	5,296,998
186,470	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	2,604,985
799,835	DoubleLine Total Return Bond Fund - Institutional Class	8,758,191
314,103	Guggenheim- Total Return Bond Fund - Institutional Class	8,543,596
684,953	JPMorgan Mortgage-Backed Securities Fund - Select Class	7,849,559
699,730	PIMCO Income Fund - Institutional Class	8,382,762
294,953	PIMCO Mortgage Opportunities Fund - Institutional Class	3,285,775
850,310	TCW Total Return Bond Fund - Institutional Class	8,894,244
		53,616,110

	TOTAL MUTUAL FUNDS (Cost - $57,782,221)	58,664,490

	SHORT-TERM INVESTMENTS - 4.20%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.63%
2,389,600	Dreyfus Government Cash Management - Institutional Class, 0.25%**	2,389,600

	MONEY MARKET FUND - 0.57%
375,604	Milestone Treasury Obligations Portfolio - Institutional Class, 0.15%** (a)	375,604

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,765,204)	2,765,204

	TOTAL INVESTMENTS - 103.61% (Cost - $67,132,606) (b)	$ 68,210,724
	OTHER ASSETS AND LIABILITIES - NET - (3.61)%	(2,373,206)
	TOTAL NET ASSETS - 100.00%	$ 65,837,518

ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $2,341,396 at July 31, 2016.
** Money market fund; interest rate reflects seven day effective yield on July 31, 2016.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,190,129 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 1,078,118
	Unrealized depreciation	(57,523)
	Net unrealized appreciation	$ 1,020,595

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2016

Shares	Description	Value
	MUTUAL FUNDS - 98.45%
	ASSET ALLOCATION FUND - 10.64%
899,611	Gabelli ABC Fund - Advisor Class	$ 9,140,044
178,083	Oppenheimer Fundamental Alternatives Fund - Institutional Class	4,913,321
		14,053,365
	DEBT FUNDS - 55.61%
593,991	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	8,298,054
635,788	DFA Five-Year Global Fixed Income Portfolio - Institutional Class	7,139,898
1,378,149	JPMorgan Limited Duration Bond Fund - Select Class	13,809,049
599,908	Performance Trust Strategic Bond Fund - Retail class	13,797,883
1,437,189	PIMCO Mortgage Opportunities Fund - Institutional Class	16,010,290
831,015	Semper MBS Total Return Fund - Institutional Class	8,792,136
564,738	Zeo Strategic Income Fund - Institutional Class	5,607,847
		73,455,157
	EQUITY FUND - 32.20%
1,195,249	American Century Market Neutral Value Fund - Institutional Class	13,087,974
387,142	AQR Long-Short Equity Fund - Institutional Class	4,928,319
906,634	Calamos Market Neutral Income Fund - Institutional Class +	11,740,905
1,077,523	Vanguard Market Neutral Fund - Institutional Class	12,779,425
		42,536,623

	TOTAL MUTUAL FUNDS (Cost - $129,728,917)	130,045,145

	SHORT-TERM INVESTMENTS - 1.52%
	MONEY MARKET FUND - 1.52%
1,998,588	Milestone Treasury Obligations Fund - Institutional Class, 0.15%** (a) (Cost - $1,998,588)	1,998,588

	TOTAL INVESTMENTS - 99.97% (Cost - $131,727,505) (b)	$ 132,043,733
	OTHER ASSETS AND LIABILITIES - NET - 0.03%	43,943
	TOTAL NET ASSETS - 100.00%	$ 132,087,676

** Money market fund; interest rate reflects seven day effective yield on July 31, 2016.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $131,729,966 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 1,091,542
	Unrealized depreciation	(777,775)
	Net unrealized appreciation	$ 313,767

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2016

Shares	Description	Value
	MUTUAL FUNDS - 99.40%
	DEBT FUNDS - 31.75%
37,575	Ave Maria Bond Fund - Retail Class	$ 430,611
36,485	GuideStone Medium-Duration Bond Fund - Retail Class	549,460
27,333	New Covenant Income Fund - Retail Class	646,142
175,313	Praxis Impact Bond Fund - Institutional Class	1,868,838
		3,495,051
	EQUITY FUNDS - 67.65%
38,162	Ave Maria Rising Dividend Fund - Retail Class	661,353
162,945	GuideStone Defensive Market Strategies Fund - Investor Class	1,978,151
53,389	GuideStone Funds - Equity Index Fund - Investor Class	1,287,217
58,454	Praxis Growth Index Fund - Institutional Class	1,109,460
92,397	Praxis Value Index Fund - Institutional Class	1,111,533
13,775	Steward Global Equity Income Fund - Institutional Class	414,217
62,003	Steward Small-Mid Cap Enhanced Fund - Institutional Class	883,539
		7,445,470

	TOTAL MUTUAL FUNDS (Cost - $10,449,876)	10,940,521

	SHORT-TERM INVESTMENT - 0.90%
	MONEY MARKET FUND - 0.90%
98,689	Milestone Treasury Obligations Fund - Institutional Class, 0.15%** (a) (Cost - $98,689)	98,689

	TOTAL INVESTMENTS - 100.30% - (Cost - $10,548,565) (b)	$ 11,039,210
	OTHER ASSETS AND LIABILITIES - NET - (0.30)%	(32,952)
	TOTAL NET ASSETS - 100.00%	$ 11,006,258

** Money market fund; interest rate reflects seven day effective yield on July 31, 2016.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,594,040 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 445,170
	Unrealized depreciation	-
	Net unrealized appreciation	$ 445,170

PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 21.87%
	DEBT FUND - 8.83%
198,016	iShares Intermediate Government/Credit Bond ETF	$ 22,441,153

	EQUITY FUND - 13.04%
166,180	Vanguard S&P 500 ETF	33,116,350

	TOTAL EXCHANGE TRADED FUNDS (Cost - $53,725,526)	55,557,503

	MUTUAL FUNDS - 77.69%
	ASSET ALLOCATION - 77.69%
1,242,413	American Balanced Fund - Retail Class	31,122,454
1,210,108	Columbia Balanced Fund - Retail Class	45,294,326
400,827	Fidelity Puritan Fund - Retail Class	8,417,359
529,410	Hartford Balanced Fund - Institutional Class	11,493,503
366,750	Transamerica Multi-Managed Balanced Fund - Institutional Class	9,308,109
1,494,882	Vanguard Balanced Index Fund - Institutional Class	46,431,049
1,175,847	Vanguard Tax-Managed Balanced Fund - Admiral Class	33,064,812
411,001	Wells Fargo Index Asset Allocation Fund - Administrator Class	12,182,064
	TOTAL MUTUAL FUNDS (Cost - $189,572,657)	197,313,676

	SHORT-TERM INVESTMENTS - 0.54%
	MONEY MARKET FUND - 0.54%
1,369,991	Milestone Treasury Obligations Fund - Institutional Class, 0.15% ** (a) (Cost - $1,369,991)	1,369,991

	TOTAL INVESTMENTS - 100.10% (Cost - $244,668,174) (b)	$ 254,241,170
	OTHER ASSETS AND LIABILITIES - NET - (0.10)%	(265,343)
	TOTAL NET ASSETS - 100.00%	$ 253,975,827

** Money market fund; interest rate reflects seven day effective yield on July 31, 2016.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $244,731,758 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 9,509,412
	Unrealized depreciation	-
	Net unrealized apppreciation	$ 9,509,412

PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2016

Shares	Description	Value
	EXCHANGE TRADED FUND -11.02%
	EQUITY FUND - 11.02%
207,683	iShares Edge MSCI Minimum Volatility USA ETF (Cost - $8,888,439)	$ 9,738,256

	MUTUAL FUNDS - 87.03%
	ALTERNATIVE FUNDS - 16.92%
679,129	361 Global Long/Short Equity Fund - Institutional Class	7,517,963
644,534	AQR Equity Market Neutral Fund - Institutional Class	7,437,920
		14,955,883
	DEBT FUNDS - 39.73%
397,708	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	5,555,985
407,007	DFA Five-Year Global Fixed Income Portfolio - Institutional Class	4,570,691
600,195	Goldman Sachs Short Duration Income Fund - Institutional Class	6,037,957
127,645	Guggenheim Floating Rate Strategies Fund - Institutional Class	3,291,974
127,223	Performance Trust Municipal Bond Fund - Institutional Class	3,166,572
615,634	PIMCO Mortgage Opportunities Fund - Institutional Class	6,858,160
372,126	Salient Tactical Muni & Credit Fund - Institutional Class	2,939,798
255,236	Semper MBS Total Return Fund - Institutional Class	2,700,398
		35,121,535
	EQUITY FUNDS - 30.38%
629,001	AQR Large Cap Defensive Style Fund - Institutional Class	10,045,144
621,507	AQR Long-Short Equity Fund - Institutional Class	7,911,789
187,910	Hartford Core Equity Fund - Class Y	4,705,272
97,529	JPMorgan Intrepid Growth Fund - Select Class	4,192,750
		26,854,955

	TOTAL MUTUAL FUNDS (Cost - $75,662,833)	76,932,373

	SHORT-TERM INVESTMENT - 1.95%
	MONEY MARKET FUND - 1.95%
1,726,939	Milestone Treasury Obligations Fund - Institutional Class, 0.15% ** (a) (Cost - $1,726,939)	1,726,939

	TOTAL INVESTMENTS - 100.00% (Cost - $86,278,211) (b)	$ 88,397,568
	OTHER ASSETS AND LIABILITIES - NET - 0.00%	3,728
	TOTAL NET ASSETS - 100.00%	$ 88,401,296

** Money market fund; interest rate reflects seven day effective yield on July 31, 2016.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $86,889,682 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 1,742,136
	Unrealized depreciation	(234,250)
	Net unrealized appreciation	$ 1,507,886

Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period. Acutal results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2016 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 236,363,971	$ -	$ -	$ 236,363,971
Mutual Funds	146,880,031	-	-	146,880,031
Short-Term Investments	30,848,803	-	-	30,848,803
Total	$ 414,092,805	$ -	$ -	$ 414,092,805

Pacific Financial Explorer Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 179,450,357	$ -	$ -	$ 179,450,357
Short-Term Investments	75,831,563	-	-	75,831,563
Total	$ 255,281,920	$ -	$ -	$ 255,281,920

Pacific Financial International Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 62,540,785	$ 5,223,601	$ -	$ 67,764,386
Short-Term Investments	3,563,188	-	-	3,563,188
Total	$ 66,103,973	$ 5,223,601	$ -	$ 71,327,574

Pacific Financial Strategic Conservative Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 6,781,030	$ -	$ -	$ 6,781,030
Mutual Funds	53,616,110	-	-	53,616,110
Short-Term Investments	2,765,204	-	-	2,765,204
Total	$ 63,162,344	$ -	$ -	$ 63,162,344

Pacific Financial Tactical Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 130,045,145	$ -	$ -	$ 130,045,145
Short-Term Investments	1,998,588	-	-	1,998,588
Total	$ 132,043,733	$ -	$ -	$ 132,043,733

Pacific Financial Faith & Values Based Moderate Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 10,940,521	$ -	$ -	$ 10,940,521
Short-Term Investments	98,689	-	-	98,689
Total	$ 11,039,210	$ -	$ -	$ 11,039,210

Pacific Financial Dynamic Allocation Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 55,557,503	$ -	$ -	$ 55,557,503
Mutual Funds	197,313,676	-	-	197,313,676
Short-Term Investments	1,369,991	-	-	1,369,991
Total	$ 254,241,170	$ -	$ -	$ 254,241,170

Pacific Financial Flexible Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,738,256	$ -	$ -	$ 9,738,256
Mutual Funds	76,932,373	-	-	76,932,373
Short-Term Investments	1,726,939	-	-	1,726,939
Total	$ 88,397,568	$ -	$ -	$ 88,397,568

* Refer to the Portfolio of Investments for Industry Classification.

There were no transfers between levels for the period.

The following amounts were transfers in/(out) of Level 2 Assets:
Pacific Financial International Fund
	Mutual Funds ^	Total
Transfers Into Level 1 from Level 2	$ (9,366,868)	$ (9,366,868)
Net Transfer In/Out of Level 2	$ (9,366,868)	$ (9,366,868)
^ JOHCM International Select Fund - Institutional Class

Pacific Financial Strategic Conservative Fund
	Mutual Funds +	Total
Transfers Into Level 1 from Level 2	$ (8,894,244)	$ (8,894,244)
Net Transfer In/Out of Level 2	$ (8,894,244)	$ (8,894,244)
+ TCW Total Return Bond Fund - Retail Class

Pacific Financial Tactical Fund
	Mutual Funds #	Total
Transfers Into Level 1 from Level 2	$ (11,740,905)	$ (11,740,905)
Net Transfer In/Out of Level 2	$ (11,740,905)	$ (11,740,905)
# Calamos Market Neutral Income Fund - Institutional Class

Pacific Financial Dynamic Allocation Fund
	Mutual Funds @	Total
Transfers Into Level 1 from Level 2	$ (11,493,503)	$ (11,493,503)
Net Transfer In/Out of Level 2	$ (11,493,503)	$ (11,493,503)
@ Hartford Balanced Fund - Institutional Class

The Funds did not hold any Level 3 securities during the period. There were no transfers between levels during the period presented except for Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund and Pacific Financial Dynamic Allocation Fund. Transfers that were made out of Level 2 represent securities no longer being fair valued using observable inputs and are now being valued at net asset value. It is the Funds’ policy to record transfers between levels at the end of the reporting period.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending - The Core Equity Fund, Explorer Fund, and Strategic Conservative Fund have entered into a securities lending arrangement with The Bank of New York Mellon Corporation (the “Borrower”).  Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower.  In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Funds’ Portfolio of Investments.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator. The Funds receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 9/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 9/29/2016

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 9/29/2016